Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)		$ 1,043,601	$ 25,865,673	$ 33,333,746
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses		67,562,543	36,887,285	32,622,546
Depreciation and amortization		3,709,687	3,318,710	$ 3,156,828
CASH FLOWS FROM FINANCING ACTIVITIES:
CASH AND CASH EQUIVALENTS, beginning	[1]	51,449,417
CASH AND CASH EQUIVALENTS, ending	[1]	$ 58,440,667	$ 51,449,417

[1]	See Note 6.